Oct. 31, 2018
SPDR® Series Trust

SPDR SSGA GENDER DIVERSITY INDEX ETF
(the “Fund”)

Supplement dated July 29, 2019 to the Prospectus
dated October 31, 2018, as may be supplemented from time to time

Effective immediately, the third and fourth paragraphs of the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 27 of the Prospectus are deleted and replaced with the following:
The Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions (as set forth below). The Index constituents are a subset of the largest 1,000 U.S. stocks based on market capitalization listed on a U.S. national securities exchange that have a trailing six-month average daily trading volume of at least 250,000 shares as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities for the Index (the “Index Universe”), provided that any company whose market capitalization represents greater than 10% of its respective sector’s total market capitalization is not eligible for inclusion in the Index to avoid overconcentration in any single issuer relative to its respective sector’s weighting in the Index. In constructing the Index, the Index Universe is ranked by gender diversity within each sector according to ratio-based criteria, as determined by an analysis by an independent third party of information included in a company’s regulatory filings, press releases and corporate website (“company communications”). Companies are ranked within each sector by the following three gender diversity ratio-based criteria: (i) ratio of female executives and female members of the board of directors to all executives and members of the board of directors; (ii) ratio of female executives to all executives; (iii) ratio of female executives excluding executives who are members of the board of directors to all executives excluding executives who are members of the board of directors. “Executives” comprise each employee disclosed in company communications that holds the position of Vice President and above in the organizational structure of such company, except that “executives” of financial sector companies comprise each employee disclosed in company communications that holds the position of Managing Director or above in the organizational structure of such company. Executives and members of the board of directors of a company collectively constitute the “senior leadership” of such company. For each ratio-based criteria, the highest ranked companies within each sector whose combined sector market capitalization equals 10%, including the first company that brings the combined sector market capitalization above 10% (such companies, the “Rank Qualifying Companies”), are eligible for inclusion in the Index. For each ratio-based criteria, a Rank Qualifying Company included in the Index that, as of the next annual Index rebalance determination date, is no longer a Rank Qualifying Company will remain eligible for inclusion in the Index for one additional rebalance period so long as the company’s qualifying ratio has not decreased. The Index comprises companies that are eligible for inclusion based on the ratio-based criteria and which have at least one female in one of the following positions in the company: Chief Executive Officer, chairperson, or member of the board of directors, as of the most recent annual Index rebalance determination date.

At the annual Index rebalance determination date, constituents are first weighted by free float market capitalization. Constituent weightings are then adjusted so that the aggregate sector weights in the Index are the same as the aggregate sector weights in the Index Universe and so the maximum individual security weight in the Index is capped at 5%. The Index rebalances annually on July 15 or on the next business day following July 15 if July 15 is not a business day. As of July 15, 2019, a significant portion of the Fund comprised companies in the technology sector, although this may change from time to time. As of July 15, 2019, the Index comprised 178 securities.